Total
Great-West Invesco Small Cap Value Fund
Fund Summary
Investment Objective
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table does not reflect the fees and expenses of any Permitted Account. If the fees and expenses imposed by a Permitted Account were reflected, the fees and expenses shown below would be higher.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Great-West Invesco Small Cap Value Fund		Institutional Class	Investor Class	Class L
Management Fees		0.80%	0.80%	0.80%
Distribution and Service (12b-1) Fees		none	none	0.25%
Total Other Expenses		0.07%	0.67%	0.67%
Shareholder Services Fees		none	0.35%	0.35%
Other Expenses	[1]	0.07%	0.32%	0.32%
Total Annual Fund Operating Expenses		0.87%	1.47%	1.72%
Fee Waiver and Expense Reimbursement	[2]	0.04%	0.29%	0.29%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement		0.83%	1.18%	1.43%
[1]	Other Expenses are estimated for Class L shares because the class has not yet commenced operations.
[2]	GWCM has contractually agreed to waive management fees or reimburse expenses if total annual fund operating expenses of any Class exceed 0.83% of the Class's average daily net assets, excluding Distribution and Service (12b-1) Fees, Shareholder Services Fees, brokerage expenses, taxes, dividend interest on short sales, interest expenses, and any extraordinary expenses, including litigation costs (the “Expense Limit”). The agreement’s current term ends on April 30, 2021 and automatically renews for one-year terms unless it is terminated by Great-West Funds or GWCM upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. Under the agreement, GWCM may recoup, subject to Board approval, these waivers and reimbursements in future periods, not exceeding three years following the particular waiver/reimbursement, provided Total Annual Fund Operating Expenses of the Class plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any Permitted Account. If the fees and expenses of any Permitted Account were reflected, the fees and expenses in the Example would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and applies whether you hold or redeem all of your shares at the end of each period. The Example also assumes that the Expense Limit is in place for the first year, that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Fund’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - Great-West Invesco Small Cap Value Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Institutional Class	85	274	478	1,069
Investor Class	120	436	775	1,733
Class L	146	514	906	2,006

Expense Example, No Redemption - Great-West Invesco Small Cap Value Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Institutional Class	85	274	478	1,069
Investor Class	120	436	775	1,733
Class L	146	514	906	2,006

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate generally indicates higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 67% of the average value of its portfolio.
Principal Investment Strategies
Below is a summary of the principal investment strategies of the Fund.

The following is a summary of the principal investment strategies of the Fund:

The Fund will normally invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities of small capitalization companies. The principal type of equity securities purchased by the Fund is common stock. The Fund generally considers a company to be a small capitalization company if it has a market capitalization, at the time of initial purchase, of less than $5.5 billion. The Fund uses the Russell 2000® Value Index as a guide in structuring and selecting its investments, but will invest in both benchmark index and non-benchmark index securities. Over time the capitalizations of the companies will change. As they do, the size of the companies in which the Fund invests may change. If the market capitalization of a company held by the Fund exceeds $5.5 billion, the Fund may, but is not required to, sell the securities. The Fund employs a quantitative investment model and will emphasize issuers that are believed to be undervalued but demonstrate a strong potential for growth.

The Fund may invest up to 20% of its assets in foreign securities. The Fund may use futures contracts to equitize cash as a substitute for investing directly in securities. Use of derivatives by the Fund may create investment leverage.
Principal Investment Risks
Below is a summary of the principal investment risks of investing in the Fund. These risks are presented in an order that reflects GWCM’s current assessment of relative importance, but this assessment could change over time as the Fund’s portfolio changes or in light of changes in the market or the economic environment, among other things. The Fund is not required to and will not update this prospectus solely because its assessment of the relative importance of the principal risks of investing in the Fund changes.

Equity Securities Risk - The value of a company’s stock may fall as a result of factors which directly relate to that company, such as lower demand for the company’s products or services or poor management decisions. In addition, a company’s stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of the stock will usually react more strongly than bonds and other debt to actual or perceived changes in a company’s financial condition or progress.

Small Size Company Securities Risk - The stocks of small size companies often involve more risk and volatility than those of larger companies. Companies that are small or unseasoned (less than three years of operating history) are more likely not to survive or accomplish their goals with the result that the value of their stock could decline significantly. Among other things, small size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Securities of small size companies have lower trading volume and are less liquid than securities of larger, more established companies.

Value Stock Risk - Value stocks tend to trade at lower price-to-book and price-to-earnings ratios which suggest that the market as a whole views their potential future earnings as limited. Investing in value stocks carries the risk that the market will not recognize a stock's potential value for a long time, or that a stock judged to be undervalued may actually be appropriately valued.

Market Risk - The value of the Fund's investments may decrease, sometimes rapidly or unexpectedly, due to factors affecting specific issuers held by the Fund, particular industries represented in the Fund's portfolio, or the overall securities markets. A variety of factors can increase the volatility of the Fund's holdings and markets generally, including political or regulatory developments, recessions, inflation, rapid interest rate changes, war or acts of terrorism, natural disasters, outbreaks of infectious illnesses or other widespread public health issues, or adverse investor sentiment generally. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others. These adverse developments may cause broad declines in an issuer’s value due to short-term market movements or for significantly longer periods during more prolonged market downturns.

Quantitative Model Risk - The success of the investment strategy depends largely upon the effectiveness of the Sub-Adviser's quantitative model. The Sub-Adviser's ability to monitor and, if necessary, adjust its quantitative model could be adversely affected by various factors, including incorrect or outdated market and other data inputs.

Real Estate Investment Trust (“REIT”)/Real Estate Risk - Investments in real estate-related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate. Real estate companies, including REITs or similar structures, tend to be small and mid-cap companies, which means their shares may be more volatile and less liquid. REITs and real estate-related companies may not be diversified. REITs are also subject to risks associated with changes in interest rates.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Currency Risk - Adverse fluctuations in exchange rates between the U.S. dollar and other currencies may cause the Fund to lose money on investments denominated in foreign currencies.

Derivatives Risk - The Fund may invest in derivative instruments, including but not limited to, futures contracts. Using derivatives can disproportionately increase losses and reduce opportunities for gains when security prices, currency rates or interest rates are changing. The Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Fund’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a fund less liquid and harder to value, especially in declining markets, and may increase the Fund’s volatility. There can be no assurance that the Fund’s use of derivative contracts will work as intended, and it is possible for the Fund to lose more than its original investment.

Management Risk - A strategy used by the portfolio managers may fail to produce the intended results.

An investment in the Fund is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.
Performance
The bar chart and table below provide an indication of the risk of investment in the Fund by showing changes in the performance of the Fund’s Investor Class shares for the last ten calendar years and by comparing the Fund’s Institutional Class and Investor Class average annual total return to the performance of a broad-based securities market index. No Class L share performance data is provided because Class L shares have not commenced operations. Class L share performance information will appear in future versions of this Prospectus after Class L shares have annual returns for at least one complete calendar year. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gains distributions and include the effect of the Fund’s recurring expenses, but do not include fees and expenses of any Permitted Account. If the fees and expenses of any Permitted Account were reflected, the performance shown would be lower.

Updated performance information may be obtained at www.greatwestfunds.com (the website does not form a part of this Prospectus).
Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	December 2010	16.57%
Worst Quarter	September 2011	-21.29%

Average Annual Total Returns for the Periods Ended December 31, 2019
Average Annual Total Returns - Great-West Invesco Small Cap Value Fund	One Year	Five Years	Ten Years	Since Inception	[1]	Inception Date
Institutional Class	17.52%			4.95%		May 01, 2015
Institutional Class | Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)	22.39%		7.55%
Investor Class	17.21%	4.36%	10.34%
Investor Class | Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)	22.39%	6.99%	10.56%
[1]	Since inception on May 1, 2015